Earnings per share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of reconciliation of the basic and diluted earnings per share computation

	For the years ended June 30,
	2012	2011
Net income for earnings per share	$12,494,557	$39,907,860

Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants	-	59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share – Basic	$0.59	$1.90
Earnings per share – Diluted	$0.59	$1.90